Investment Securities and Mortgage-Backed Securities (Details) (USD $)	0 Months Ended	12 Months Ended
	Nov. 30, 2013	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011
Available-for-sale portfolio:
Amortized Cost		$ 132,747,185		$ 223,459,850
Unrealized Gain		2,877,405		8,168,637
Gross Unrealized Losses		(4,555,975)		(3,259,226)
Fair Value		131,068,615		228,369,261
Held-to-maturity portfolio:
Amortized Cost		136,937,260		29,077,365
Gross Unrecognized Gains		889,261		1,703,049
Gross Unrecognized Losses		(2,358,500)		0
Fair Value		135,468,021		30,780,414
Transfer of securities from available-for-sale to held-to-maturity	98,900,000	98,942,426		0	0
Loss associated with available-for-sale securities transferred to held-to-maturity portfolio	4,300,000
Investment Securities
Available-for-sale portfolio:
Amortized Cost		92,877,675		152,560,731
Unrealized Gain		2,421,348		6,013,683
Gross Unrealized Losses		(4,187,191)		(3,208,517)
Fair Value		91,111,832		155,365,897
Held-to-maturity portfolio:
Amortized Cost		77,900,489		11,173,449
Gross Unrecognized Gains		562,298		980,013
Gross Unrecognized Losses		(1,120,394)		0
Fair Value		77,342,393		12,153,462
U. S. Agencies
Available-for-sale portfolio:
Amortized Cost		19,283,612		47,210,403
Unrealized Gain		21,357		150,734
Gross Unrealized Losses		(1,569,870)		(77,220)
Fair Value		17,735,099		47,283,917
Held-to-maturity portfolio:
Amortized Cost		42,184,791		1,000,000
Gross Unrecognized Gains		12,142		38,765
Gross Unrecognized Losses		(760,916)		0
Fair Value		41,436,017		1,038,765
Corporate
Available-for-sale portfolio:
Amortized Cost		31,135,377		40,740,074
Unrealized Gain		99,082		1,005,611
Gross Unrealized Losses		(2,444,803)		(1,601,152)
Fair Value		28,789,656		40,144,533
Agency asset backed securities
Available-for-sale portfolio:
Amortized Cost		5,501,177		5,799,929
Unrealized Gain		13,005		29,163
Gross Unrealized Losses		(112,037)		0
Fair Value		5,402,145		5,829,092
Trust preferred securities
Available-for-sale portfolio:
Amortized Cost		1,000,165	[1]	5,583,365
Unrealized Gain		1,518,114		1,568,106
Gross Unrealized Losses		0		(1,530,026)
Fair Value		2,518,279	[2]	5,621,445
State and municipal
Available-for-sale portfolio:
Amortized Cost		32,608,388		39,924,420
Unrealized Gain		759,331		2,796,651
Gross Unrealized Losses		(59,993)		0
Fair Value		33,307,726		42,721,071
Held-to-maturity portfolio:
Amortized Cost		25,584,346		9,779,376
Gross Unrecognized Gains		548,828		938,501
Gross Unrecognized Losses		(258,743)		0
Fair Value		25,874,431		10,717,877
Small Business Administration
Available-for-sale portfolio:
Amortized Cost		3,348,956		13,302,540
Unrealized Gain		10,459		463,418
Gross Unrealized Losses		(488)		(119)
Fair Value		3,358,927		13,765,839
Held-to-maturity portfolio:
Amortized Cost		10,131,352		394,073
Gross Unrecognized Gains		1,328		2,747
Gross Unrecognized Losses		(100,735)		0
Fair Value		10,031,945		396,820
Mortgage-Backed Securities
Available-for-sale portfolio:
Amortized Cost		39,869,510		70,899,119
Unrealized Gain		456,057		2,154,954
Gross Unrealized Losses		(368,784)		(50,709)
Fair Value		39,956,783		73,003,364
Held-to-maturity portfolio:
Amortized Cost		59,036,771		17,903,916
Gross Unrecognized Gains		326,963		723,036
Gross Unrecognized Losses		(1,238,106)		0
Fair Value		58,125,628		18,626,952
Fannie Mae
Available-for-sale portfolio:
Amortized Cost		19,795,397		20,697,976
Unrealized Gain		112,679		830,766
Gross Unrealized Losses		(221,682)		(5,100)
Fair Value		19,686,394		21,523,642
Held-to-maturity portfolio:
Amortized Cost		30,129,835		9,723,174
Gross Unrecognized Gains		205,021		404,674
Gross Unrecognized Losses		(828,253)		0
Fair Value		29,506,603		10,127,848
Freddie Mac
Available-for-sale portfolio:
Amortized Cost		6,790,301		24,806,455
Unrealized Gain		64,316		214,327
Gross Unrealized Losses		(13,370)		(26,821)
Fair Value		6,841,247		24,993,961
Held-to-maturity portfolio:
Amortized Cost		17,728,608		3,142,362
Gross Unrecognized Gains		59,654		106,836
Gross Unrecognized Losses		(187,092)		0
Fair Value		17,601,170		3,249,198
Government National Mortgage Assoc.
Available-for-sale portfolio:
Amortized Cost		10,748,073		23,820,572
Unrealized Gain		217,352		1,017,546
Gross Unrealized Losses		(88,902)		(18,788)
Fair Value		10,876,523		24,819,330
Held-to-maturity portfolio:
Amortized Cost		11,178,328		5,038,380
Gross Unrecognized Gains		62,288		211,526
Gross Unrecognized Losses		(222,761)		0
Fair Value		11,017,855		5,249,906
Collateralized mortgage obligations
Available-for-sale portfolio:
Amortized Cost		1,119,431		1,574,116
Unrealized Gain		61,710		92,315
Gross Unrealized Losses		(3,037)		0
Fair Value		1,178,104		1,666,431
Private placement mortgage obligation
Available-for-sale portfolio:
Amortized Cost		1,416,308
Unrealized Gain		0
Gross Unrealized Losses		(41,793)
Fair Value		$ 1,374,515

[1]	Book value has been reduced by realized losses to reflect a new amortized cost basis.
[2]	Fair value was determined using Level 2 pricing. See Footnote 4 - Fair value for further information.